Concentration of Major Customers and Suppliers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Schedule of Customers Net Revenues	Details of the customers accounting for 10% or more of the Company’s net revenues are as follows:
	For the Years Ended June 30,
	2024		2023		2022

Customer A	$2,956,966	27.4%	$-	-	$-	-
Customer B	1,105,385	10.2	-	-	-	-
Customer C	-	-	2,853,920	20.4%	-	-
Customer D	-	-	-	-	1,569,428	10.0%
Customer E	-	-	-	-	1,591,240	10.0%
Total	$4,062,351	37.6%	$2,853,920	20.4%	$3,160,668	20.0%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Customers Net Revenues	Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:
	As of June 30,
	2024		2023

Customer A	$1,655,031	10.7%	$-	-
Customer C	-	-	1,827,320	12.2%
Total	$1,655,031	10.7%	$1,827,320	12.2%